Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings attributable to shareholders of the parent company	$ 2,868,892	$ 1,972,112	$ 1,030,530
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,832,944	4,792,081	4,738,841
Adjustment for the diluted earnings per share:
Share based payment	$ 69,407	$ 92,235	$ 112,823
Business acquisition	$ 5,001	$ 4,602	$ 5,915
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,907,352,000	4,888,918,000	4,857,579,000
Earnings per share – basic (US$)	$ 0.5936	$ 0.4115	$ 0.2175
Earnings per share – diluted (US$)	$ 0.5846	$ 0.4034	$ 0.2121
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	12,605	2,808	4,143